Retirement benefits - Summary of Principal Financial Assumptions Used to Determine Benefit Obligations (Detail)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
United Kingdom [member]
Disclosure of defined benefit plan actuarial assumptions [line items]
Pension increases	3.10%	3.20%	3.40%
Inflation rate	3.10%	3.20%	3.40%
Discount rate	4.80%	5.00%	1.80%
United States [member]
Disclosure of defined benefit plan actuarial assumptions [line items]
Discount rate	4.70%	4.90%	2.40%
Ultimate rate that the cost trend rate trends to	4.50%	4.50%	4.50%
United States [member] | Pre 65 [member]
Disclosure of defined benefit plan actuarial assumptions [line items]
Healthcare cost trend rate	7.80%	6.90%	6.20%
United States [member] | Post 65 [member]
Disclosure of defined benefit plan actuarial assumptions [line items]
Healthcare cost trend rate	8.60%	7.30%	6.50%
US post-retirement plan [member]
Disclosure of defined benefit plan actuarial assumptions [line items]
Discount rate	4.70%	4.90%	2.40%